UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment {X}; Amendment Number: 1
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199

Form 13F File Number: 028 -028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850


      William Corson                Boston, MA                   June 21, 2012
      --------------                ----------                   -------------
      [Signature]                   [City, State]                [Date]


NOTE: The original filing was made under the name Sovereign Asset Management
      Corporation.

Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                     112

Form 13F Information Table Value Total:               US $578,853.65 (thousands)


List of Other Included Managers:  NONE

                              TITLE
                               OF       CUSIP       VALUE      SHARES OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS     NUMBER     (X$1000)    PRN AMOUNT  PRN   CALL   DISCRETION    MANAGER   SOLE   SHARED   NONE
ABBOTT LABS                    COM     002824100    11,936        254,976  SH             SOLE                   X
AFLAC CORP                     COM     001055102     6,406        117,670  SH             SOLE                   X
AIR PRODUCTS & CHEM INC        COM     009158106     1,883         54,986  SH             SOLE                   X
ALBERTSONS INC                 COM     013104104     9,130        167,715  SH             SOLE                   X
ALLTEL                         COM     020039103     2,533         40,609  SH             SOLE                   X
AMERICAN HOME PRODS CORP       COM     026609107     1,838         28,172  SH             SOLE                   X
AMERICAN INTL GROUP INC        COM     026874107    12,322        102,148  SH             SOLE                   X
AMERITECH CORP                 COM     030954101     5,010         86,947  SH             SOLE                   X
AMP INC                        COM     031897101       270          5,050  SH             SOLE                   X
ARCHER DANIELS MIDLAND         COM     039483102       333         22,677  SH             SOLE                   X
AT&T CORP                      COM     001957109     1,124         14,077  SH             SOLE                   X
ATLANTIC RICHFIELD CO          COM     048825103       240          3,280  SH             SOLE                   X
AUTO DATA PROCESSING           COM     053015103    10,808        261,225  SH             SOLE                   X
BANK OF NEW YORK               COM     064057102       216          6,000  SH             SOLE                   X
BANK ONE CORP                  COM     06423A103     6,135        111,411  SH             SOLE                   X
BANKAMERICA CORPORATION        COM     06605F102     8,458        119,753  SH             SOLE                   X
BAXTER INTL INC                COM     071813109    15,536        235,387  SH             SOLE                   X
BBT CORPORATION                COM     054937107       526         14,532  SH             SOLE                   X
BECTON DICKINSON & CO          COM     075887109     7,605        198,508  SH             SOLE                   X
BELL ATLANTIC CORP             COM     077853109     7,305        141,328  SH             SOLE                   X
BELLSOUTH CORP                 COM     079860102       576         14,376  SH             SOLE                   X
BEMIS INC                      COM     081437105     7,252        233,458  SH             SOLE                   X
BEST FOODS                     COM     08658U101     4,917        104,615  SH             SOLE                   X
BRISTOL MYERS SQUIBB           COM     110122108    15,500        241,714  SH             SOLE                   X
CENTURY TELEPHONE ENTERPRI     COM     156686107     5,431         77,305  SH             SOLE                   X
CHESTER VALLEY BANK            COM     166335109       770         42,207  SH             SOLE                   X
CHEVRON CORPORATION            COM     166751107     5,043         56,817  SH             SOLE                   X
CHUBB CORPORATION              COM     171232101       663         11,315  SH             SOLE                   X
CISCO SYSTEMS INC              COM     17275R102       405          3,700  SH             SOLE                   X
CITIGROUP INC                  COM     172967101    13,594        212,817  SH             SOLE                   X
COCA-COLA COMPANY              COM     191216100       262          4,271  SH             SOLE                   X
COLGATE PALMOLIVE              COM     194162103       254          2,765  SH             SOLE                   X
COMPAQ COMPUTER CORP           COM     204493100       356         11,250  SH             SOLE                   X
CONOCO INC-CL A                COM     208251306       265         10,800  SH             SOLE                   X
DAYTON HUDSON CORP             COM     239753106    14,607        219,245  SH             SOLE                   X
DOVER CORPORATION              COM     260003108     3,101         94,324  SH             SOLE                   X
DU PONT E I DE NEMOURS         COM     263534109     4,810         82,835  SH             SOLE                   X
DUKE POWER CO                  COM     264399106     1,160         21,155  SH             SOLE                   X
ECOLAB INC                     COM     278865100     1,677         47,250  SH             SOLE                   X
ELECTRONIC DATA SYSTEMS CO     COM     285661104       332          6,812  SH             SOLE                   X
EMC CORPORATION                COM     268648102       361          2,825  SH             SOLE                   X
EMERSON ELEC                   COM     291011104    11,091        209,517  SH             SOLE                   X
EXXON CORP                     COM     302290101     2,733         38,732  SH             SOLE                   X
FEDERAL NATL MTG ASSN          COM     313586109     5,499         79,415  SH             SOLE                   X
FIRST AMERICAN CORPORATION     COM     318900107       430         11,650  SH             SOLE                   X
FIRST TENNESEE NATL CORP       COM     337162101     5,482        149,669  SH             SOLE                   X
FIRST UNION CORP               COM     337358105    11,672        218,428  SH             SOLE                   X
FLOWERS INDUSTRIES INC         COM     343496105       222          9,000  SH             SOLE                   X
GANNETT COMPANY                COM     364730101    12,943        205,451  SH             SOLE                   X
GENERAL ELEC CO                COM     369604103    16,127        145,781  SH             SOLE                   X
GENERAL MLS INC                COM     370334104     1,755         23,230  SH             SOLE                   X
GILLETTE                       COM     375766102       215          3,620  SH             SOLE                   X
GRAINGER (W.W.) INC            COM     384802104     4,646        107,886  SH             SOLE                   X
GTE CORP                       COM     362320103       497          8,218  SH             SOLE                   X
HASBRO INC                     COM     418056107    11,506        397,602  SH             SOLE                   X
HEWLETT PACKARD CO             COM     428236103     6,599         97,312  SH             SOLE                   X
HOME DEPOT  INC.               COM     437076102    13,163        211,457  SH             SOLE                   X
HONEYWELL INC                  COM     438506107     8,173        107,805  SH             SOLE                   X
HOUSEHOLD INTERNATIONAL IN     COM     441815107     2,429         53,229  SH             SOLE                   X
ILLINOIS TOOL WORKS INC        COM     452308109     1,808         29,225  SH             SOLE                   X
INTEL CORP                     COM     458140100     7,759         65,274  SH             SOLE                   X
INTERNATIONAL BUSINESS MAC     COM     459200101     1,088          6,140  SH             SOLE                   X
INTERPUBLIC GROUP OF COMPA     COM     460690100    15,132        194,317  SH             SOLE                   X
JOHN WILEY & SONS              COM     968223206       336          8,000  SH             SOLE                   X
JOHNSON & JOHNSON              COM     478160104    12,050        128,878  SH             SOLE                   X
JOHNSON CONTROLS               COM     478366107     3,360         53,865  SH             SOLE                   X
KEY CORP                       COM     493267108     1,142         37,665  SH             SOLE                   X
KIMBERLY CLARK CORP            COM     494368103       695         14,491  SH             SOLE                   X
LEGGETT & PLATT INC            COM     524660107     9,371        468,558  SH             SOLE                   X
LILLY ELI CO                   COM     532457108       248          2,917  SH             SOLE                   X
LOWES COMPANIES                COM     548661107     5,138         84,920  SH             SOLE                   X
LUCENT TECHNOLOGIES INC        COM     549463107     1,214         11,242  SH             SOLE                   X
MASCO CORPORATION              COM     574599106    12,484        441,905  SH             SOLE                   X
MAY DEPT STORES                COM     577778103       704         18,000  SH             SOLE                   X
MCDONALDS CORP                 COM     580135101     7,456        164,546  SH             SOLE                   X
MCGRAW-HILL COMPANIES INC      COM     580645109    12,519        229,703  SH             SOLE                   X
MCI WORLDCOM INC               COM     98155K102       235          2,648  SH             SOLE                   X
MEDTRONIC  INC                 COM     585055106     3,031         42,177  SH             SOLE                   X
MERCK & CO INC                 COM     589331107     5,990         74,757  SH             SOLE                   X
MICROSOFT CORP                 COM     594918104       650          7,250  SH             SOLE                   X
MINNESOTA MNG & MFG CO         COM     604059105     5,751         81,285  SH             SOLE                   X
MOBIL CORP                     COM     607059102    12,621        143,423  SH             SOLE                   X
MOLEX INC                      COM     608554101     1,195         40,676  SH             SOLE                   X
NABISCO HOLDINGS CORP CL A     COM     629526104       241          5,800  SH             SOLE                   X
NATIONAL FUEL GAS CO           COM     636180101     2,116         53,900  SH             SOLE                   X
PARKER HANNIFIN CORP           COM     701094104       368         10,739  SH             SOLE                   X
PENTAIR INC                    COM     709631105     9,204        272,720  SH             SOLE                   X
PEPSICO INC                    COM     713448108    13,983        356,818  SH             SOLE                   X
PFIZER INC                     COM     717081103     1,213          8,741  SH             SOLE                   X
PHILIP MORRIS COS INC          COM     718154107     4,922        139,877  SH             SOLE                   X
PITNEY-BOWES INC               COM     724479100    12,560        197,024  SH             SOLE                   X
PNC BANK                       COM     693475105       295          5,318  SH             SOLE                   X
PROCTER & GAMBLE CO            COM     742718109     2,122         21,666  SH             SOLE                   X
QUESTAR CORP                   COM     748356102     3,503        206,800  SH             SOLE                   X
REGIONS FINANCIAL CORP         COM     758940100       225          6,500  SH             SOLE                   X
RELIASTAR FINANCIAL CORP       COM     75952U103    12,024        282,099  SH             SOLE                   X
ROYAL DUTCH ADR  NY REG GL     COM     780257804     2,732         52,540  SH             SOLE                   X
RPM INC-OHIO                   COM     749685103     6,463        485,473  SH             SOLE                   X
SARA LEE CORP                  COM     803111103     9,108        367,999  SH             SOLE                   X
SBC COMMUNICATIONS INC         COM     78387G103     6,013        127,423  SH             SOLE                   X
SCHERING PLOUGH CORP           COM     806605101     4,175         75,570  SH             SOLE                   X
SIGMA-ALDRICH                  COM     826552101     3,393        116,011  SH             SOLE                   X
SONOCO PRODUCTS CO             COM     835495102     1,794         78,015  SH             SOLE                   X
SUNTRUST BKS INC               COM     867914103     4,149         66,655  SH             SOLE                   X
SYSCO CORPORATION              COM     871829107    15,645        594,597  SH             SOLE                   X
TECO ENERGY INC                COM     087237510     1,193         60,000  SH             SOLE                   X
UNITED TECHNOLOGIES CORP       COM     913017109     1,643         12,133  SH             SOLE                   X
UNUM CORP                      COM     903192102    12,186        256,200  SH             SOLE                   X
WAL MART STORES INC            COM     931142103    10,029        108,787  SH             SOLE                   X
WARNER LAMBERT CO              COM     934488107       473          7,136  SH             SOLE                   X
WELLS FARGO COMPANY            COM     949746101     8,603        245,366  SH             SOLE                   X
XEROX CORPORATION              COM     984121103       372          7,132  SH             SOLE                   X